Loan Payable (Details) - Schedule of loan payable ¥ in Thousands, $ in Thousands	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)
Schedule Of Loan Payable Abstract
Loan Payable	¥ 31,001	$ 4,500
Total	¥ 31,001	$ 4,500